INVENTORY, NET (Tables)	6 Months Ended
Mar. 31, 2024
INVENTORY, NET
Schedule of inventories

	As of	As of
	March 31, 2024	September 30, 2023
Raw materials	$2,165,269	$2,497,298
Low value consumables	3,577	254,828
Work-in-progress	343,898	237,987
Finished goods	2,249,897	2,887,031
Inventory provision	(111,920)	(885,709)
Total inventory	$4,650,721	$4,991,435